Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 9,136	$ 8,608
Other current assets	473	783
Total current assets	9,609	9,391
Long-term assets:
Fixed assets, net	21	16
Deferred offering costs	176	0
Total long-term assets	197	16
Total Assets	9,806	9,407
Current liabilities:
Accounts payable	676	492
Accrued expenses	1,031	285
Total current liabilities	1,707	777
Long-term liabilities:
Long term debt - convertible notes, net of unamortized debt discount	0	1,002
Total long-term liabilities	0	1,002
Total Liabilities	1,707	1,779
Commitments and contingencies (Note 5)
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of March 31, 2025 and March 31, 2024, respectively.	0	0
Common stock, $0.001 par value, 500,000,000 shares authorized, 2,497,033 and 942,575 shares issued and outstanding as of March 31, 2025 and March 31, 2024, respectively.	2	1
Additional paid-in capital	58,476	46,596
Accumulated deficit	(50,379)	(38,969)
Total Stockholders' Equity	8,099	7,628
Total Liabilities and Stockholders' Equity	$ 9,806	$ 9,407